10. INVENTORY (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory Details 2
Direct cost	$ 382,485,664	$ 385,682,789	$ 365,309,652